Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Redeemable convertible preferred stock	Common Stock	Additional Paid-in- Capital	Notes receivable from stockholders	Accumulated Deficit
Beginning balance at Dec. 31, 2018		$ (50,236)	$ 40,016		$ 897		$ (51,133)
Beginning balance (ASC 842 [Member]) at Dec. 31, 2018		199
Beginning balance (in shares) at Dec. 31, 2018			4,384,348	7,890,521
Issuance of common stock upon exercise of stock options		$ 51			51
Issuance of common stock upon exercise of stock options (in shares)		8,545		8,545
Issuance of common stock upon vesting of restricted stock awards		$ 28			28
Issuance of common stock upon vesting of restricted stock awards, Shares				3,340
Issuance of notes to stockholders		(44)				$ (44)
Vesting of early exercised stock options		51			51
Stock-based compensation expense		1,293			1,293
Net loss		(51,661)					(51,661)
Ending balance at Dec. 31, 2019		(100,319)	$ 40,016		2,320	(44)	(102,595)
Ending balance (in shares) at Dec. 31, 2019	[1]		4,384,348	7,902,407
Issuance of common stock upon exercise of stock options		2			2
Issuance of common stock upon exercise of stock options (in shares)	[1]			423
Reclassification of a note receivable from a stockholder		44				44
Vesting of early exercised stock options		12			12
Stock-based compensation expense		175			175
Net loss		(18,693)					(18,693)
Ending balance at Mar. 31, 2020		(118,779)	$ 40,016		2,509		(121,288)
Ending balance (in shares) at Mar. 31, 2020	[1]		4,384,348	7,902,830
Beginning balance at Dec. 31, 2019		(100,319)	$ 40,016		2,320	(44)	(102,595)
Beginning balance (in shares) at Dec. 31, 2019	[1]		4,384,348	7,902,407
Net loss		(30,005)
Ending balance at Jun. 30, 2020		(11,292)	$ 18,330		121,308		(132,600)
Ending balance (in shares) at Jun. 30, 2020	[1]		42,102,255	24,379,580
Beginning balance at Dec. 31, 2019		(100,319)	$ 40,016		2,320	(44)	(102,595)
Beginning balance (in shares) at Dec. 31, 2019	[1]		4,384,348	7,902,407
Issuance of common stock upon exercise of stock options		$ 379			379
Issuance of common stock upon exercise of stock options (in shares)		12,221,364		12,221,363
Issuance of common stock upon vesting of restricted stock awards		$ 6			6
Issuance of common stock upon vesting of restricted stock awards, Shares				1,617,264
Reclassification of a note receivable from a stockholder		44				$ 44
Issuance of redeemable convertible preferred stock upon exercise of warrants			$ 39,225
Issuance of redeemable convertible preferred stock upon exercise of warrants (in shares)			88,434,754
Conversion of redeemable convertible preferred stock to common stock		40,016	$ (40,016)		40,016
Conversion of redeemable convertible preferred stock to common stock (in shares)			(4,384,348)	4,384,348
Vesting of early exercised stock options		379			379
Conversion of convertible notes to common stock		78,311			78,311
Conversion of convertible notes to common stock, Shares				7,201,912
Stock-based compensation expense		12,057			12,057
Net loss		(106,780)					(106,780)
Ending balance at Dec. 31, 2020		(75,907)	$ 39,225		133,468		(209,375)
Ending balance (in shares) at Dec. 31, 2020	[1]		88,434,754	33,327,294
Beginning balance at Mar. 31, 2020		(118,779)	$ 40,016		2,509		(121,288)
Beginning balance (in shares) at Mar. 31, 2020	[1]		4,384,348	7,902,830
Issuance of redeemable convertible preferred stock upon exercise of warrants			$ 18,330
Issuance of redeemable convertible preferred stock upon exercise of warrants (in shares)	[1]		43,952,862
Conversion of redeemable convertible preferred stock to common stock		40,016	$ (40,016)		40,016
Conversion of redeemable convertible preferred stock to common stock (in shares)	[1]		(6,234,955)	6,234,955
Vesting of early exercised stock options		12			12
Conversion of convertible notes to common stock		78,311			78,311
Conversion of convertible notes to common stock, Shares	[1]			10,241,795
Stock-based compensation expense		460			460
Net loss		(11,312)					(11,312)
Ending balance at Jun. 30, 2020		(11,292)	$ 18,330		121,308		(132,600)
Ending balance (in shares) at Jun. 30, 2020	[1]		42,102,255	24,379,580
Beginning balance at Dec. 31, 2020		(75,907)	$ 39,225		133,468		(209,375)
Beginning balance (in shares) at Dec. 31, 2020	[1]		88,434,754	33,327,294
Issuance of common stock upon exercise of stock options		190		$ 1	189
Issuance of common stock upon exercise of stock options (in shares)	[1]			727,114
Repurchase of common stock		(43)			(43)
Repurchase of common stock (shares)	[1]			(220,561)
Issuance of redeemable convertible preferred stock upon exercise of warrants			$ 58,097
Issuance of redeemable convertible preferred stock upon exercise of warrants (in shares)	[1]		4,232,947
Conversion of redeemable convertible preferred stock to common stock		97,334	$ (97,322)	$ 12	97,322
Conversion of redeemable convertible preferred stock to common stock (in shares)	[1]		(92,667,701)	92,667,701
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377		272,064		$ 3	272,061
Issuance of common stock upon merger and private offering, net of acquired private placement warrants of $19,377 (in shares)	[1]			34,947,657
Offering costs in connection with the merger		(26,620)			(26,620)
Vesting of early exercised stock options		438			438
Stock-based compensation expense		5,256			5,256
Net loss		(20,957)					(20,957)
Ending balance at Mar. 31, 2021		251,755		$ 16	482,071		(230,332)
Ending balance (in shares) at Mar. 31, 2021	[1]			161,449,205
Beginning balance at Dec. 31, 2020		$ (75,907)	$ 39,225		133,468		(209,375)
Beginning balance (in shares) at Dec. 31, 2020	[1]		88,434,754	33,327,294
Issuance of common stock upon exercise of stock options (in shares)		727,116
Net loss		$ (52,968)
Ending balance at Jun. 30, 2021		226,002		$ 16	488,329		(262,343)
Ending balance (in shares) at Jun. 30, 2021	[1]			161,449,205
Beginning balance at Mar. 31, 2021		251,755		$ 16	482,071		(230,332)
Beginning balance (in shares) at Mar. 31, 2021	[1]			161,449,205
Vesting of early exercised stock options		104			104
Stock-based compensation expense		6,154			6,154
Net loss		(32,011)					(32,011)
Ending balance at Jun. 30, 2021		$ 226,002		$ 16	$ 488,329		$ (262,343)
Ending balance (in shares) at Jun. 30, 2021	[1]			161,449,205

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1), have been retroactively restated as shares reflecting the exchange ratio of approximately 0.703 established in the Merger as described in Note 1.